Post-Employment Benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Post-Employment Benefits
NOTE 17: POST-EMPLOYMENT BENEFITS

(€’000)	As at 31 December,
	2019	2018
Pension obligations	398	131

Total	398	131

The Group operates a pension plan which requires contributions to be made by the Group to an insurance company. The pension plan is a defined contribution plan. However, because of the Belgian legislation applicable to 2nd pillar pension plans
(so-called
“Law Vandenbroucke”), all Belgian defined contribution plans have to be accounted for under IFRS as defined benefit plans because of the minimum guaranteed returns on these plans.
At the end of each year, the Group is measuring and accounting for the potential impact of defined benefit accounting for these pension plans with a minimum fixed guaranteed return.
The contributions to the plan are determined as a percentage of the yearly salary. There are no employee contributions. The benefit also includes a death in service benefit.

The amounts recognized in the balance sheet are determined as follows:

	As at 31 December,
(€‘000)	2019	2018
Present value of funded obligations	2,330	1,838
Fair value of plan assets	(1,932)	(1,706)

Deficit of funded plans	398	131
Total deficit of defined benefit pension plans	398	131
Liability in the balance sheet	398	131

The change in the defined benefit liability over the year is as follows:

(€‘000)	Present value of obligation	Fair value of plan assets	Total
As at 1 January 2018	1,704	1,499	204
Current service cost	190	0	190
Interest expense/(income)	36	31	5

	1,929	1,530	399

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	9	(9)
- Actuarial (Gain)/loss due to change in actuarial assumptions	(58)	0	(58)
- Actuarial (Gain)/Loss due to experience	(3)	0	(3)

	(61)	9	(70)

Employer contributions:	0	198	(198)
Benefits Paid	(31)	(31)	—

At 31 December 2018	1,838	1,707	131

As at 1 January 2019	1,838	1,707	131

Current service cost	193	0	193
Interest expense/(income)	44	31	13

	2,076	1,737	339

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	0	—
- Actuarial (Gain)/loss due to change in actuarial assumptions	222	0	222
- Actuarial (Gain)/Loss due to experience	70	0	70

	292	—	292

Employer contributions:	0	233	(233)
Benefits Paid	(38)	(38)	—

At 31 December 2019	2,330	1,932	398

The income statement charge included in operating profit for post-employment benefits amount to:

(€‘000)	2019	2018
Current service cost	193	190
Interest expense on DBO	44	36
Expected return on plan assets	(40)	(30)

Net periodic pension cost	198	195

The
re-measurements
included in other comprehensive loss amount to:

(€‘000)	2019	2018
Effect of changes in actuarial assumptions	222	(58)
Effect of experience adjustments	70	(3)
(Gain)/Loss on assets for the year	8	(9)

Remeasurement of post-employment benefit obligations	301	(70)

Plan assets relate all to qualifying insurance policies. The significant actuarial assumptions as per December 31, 2019 were as follows:
Demographic assumptions (for both current and comparative years presented in these year-end
financial statements):

•	Mortality tables: mortality rates-5 year for the men and 5 year for the women

•	Withdrawal rate: 15% each year

•	Retirement age: 65 years
Economic assumptions:

•	Yearly inflation rate: 1.8%

•	Yearly salary raise: 1.5% (above inflation)

•	Yearly discount rate: 1.2%
If the discount rate would decrease with 0,5% then, the defined benefit obligation would increase with 6.2%. Reversely if the discount rate would increase with 0,5% then the defined benefit obligation would decrease with 6.6%.
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.
Through its defined benefit pension plan, the Group is exposed to several risks, the most significant of which are detailed below:

•	Changes in discount rate: a decrease in discount rate will increase plan liabilities;

•
Inflation risk: the pension obligations are linked to inflation, and higher inflation will lead to higher liabilities. The majority of the plan’s assets are either unaffected by or loosely correlated with inflation, meaning that an increase in inflation will also increase the deficit.

The investment positions are managed by the insurance company within an asset-liability matching framework that has been developed to achieve long-term investments that are in line with the obligations under the pension schemes.
Expected contributions to pension plans for next financial year amount to €0.2 million.